MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2024
Investments, Debt and Equity Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3 - MARKETABLE SECURITIES:

The following table sets forth the Company’s marketable securities for the indicated period:

	December 31,
	2023	2024
Level 2 securities:
U.S government and agency bonds	$2,583	$-
Other foreign government bonds	1,946	-
Corporate bonds*	15,942	4,425
Total	$20,471	$4,425

* Investments in Corporate bonds rated A or higher.

The Company elected the fair value option to measure and recognize its investments in debt securities in accordance with ASC 825, Financial Instruments as the Company manages its portfolio and evaluates the performance on a fair value basis.

The Company’s debt securities are classified within Level 2 because it uses quoted market prices or alternative pricing sources and models utilizing market observable inputs to determine their fair value.

The cost of marketable securities as of December 31, 2024 is $4,309.

The table below sets forth a summary of the changes in the fair value of the Company’s marketable securities for the years ended December 31, 2023 and 2024:

	December 31,
	2023	2024
Balance at beginning of the year	$8,678	$20,471
Additions	23,164	-
Sale or maturity	(11,807)	(15,871)
Changes in fair value during the year	436	(175)
Balance at end of the year	$20,471	$4,425

As of December 31, 2024, all the Company’s debt securities have maturity dates within one year.